Preferred and Common Stock	6 Months Ended
Jun. 30, 2015
PREFERRED AND COMMON STOCK [Abstract]
PREFERRED AND COMMON STOCK
NOTE 9: PREFERRED AND COMMON STOCK

Issuances to Employees and Exercise of Options
During the six month periods ended June 30, 2015 and 2014, pursuant to the stock plan approved by the Board of Directors, 0 and 141,839 shares were issued following the exercise of options for a total of $0 and $638, respectively.
On December 15, 2014, pursuant to the stock plan approved by the Board of Directors, Navios Holdings granted to its employees 1,151,052 shares of restricted common stock which were issued on February 26, 2015.

Vested, Surrendered and Forfeited
During the six month periods ended June 30, 2015 and 2014, 15,000 and 25,120 restricted stock units, respectively, issued to the Company's employees vested.

During the six month periods ended June 30, 2015 and 2014, 2,223 and 4,625 restricted shares of common stock, respectively, were forfeited upon termination of employment.

Issuance of Preferred Stock

The Company's 2,000,000 American Depositary Shares, Series G Cumulative Redeemable Perpetual Preferred Stock (the “Series G”) and the 4,800,000 American Depositary Shares, Series H Cumulative Redeemable Perpetual Preferred Stock (the “Series H”) are recorded at fair market value on issuance. Each of the shares represents 1/100th of a share of the Series G and H, with a liquidation preference of $2,500.00 per share ($25.00 per American Depositary Share). Dividends are payable quarterly in arrears on the Series G at a rate of 8.75% per annum and on the Series H at a rate of 8.625% per annum of the stated liquidation preference. The Company has accounted for these shares as equity.
On January 28, 2014, the Company completed the sale of the Series G raising net proceeds of $47,846 (after deducting underwriting discounts and offering expenses).
On July 8, 2014, the Company completed the sale of the series H raising net proceeds of $115,756 (after deducting underwriting discounts and offering expenses).

Conversion of Preferred Stock

During the six month period ended June 30, 2015, 840 shares of convertible preferred stock were automatically converted into 840,000 shares of common stock. The shares of convertible preferred stock were converted pursuant to their original terms, which provided that five years after the issuance date of the convertible preferred stock, 30% of the then-outstanding shares of preferred stock shall automatically convert into shares of common stock determined by dividing the amount of the liquidation preference ($10,000 per share) by a conversion price equal to $10.00 per share of common stock.

Navios Holdings had outstanding as of June 30, 2015 and December 31, 2014, 107,835,547 and 105,831,718 shares of common stock, respectively, and preferred stock 74,229 (20,000 Series G, 48,000 Series H and 6,229 shares of convertible preferred stock ) and 75,069 (20,000 Series G, 48,000 Series H and 7,069  shares of convertible preferred stock), respectively.